Segments of Operations (Details)	Dec. 31, 2022	Dec. 31, 2021
Segments of Operations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%
United States [Member]
Segments of Operations (Details) [Line Items]
Total revenue percentage	97.00%	98.00%